RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN (Tables) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Sep. 30, 2020
Schedule of restricted stock activity

Restricted Stock activity in shares for the year ended September 30, 2020 and 2019 is as follows:

2019
Non Vested at September 30, 2019 and 2018	1,767,000
Awarded	—
Vested	(1,767,000)
Forfeited	—
Non Vested at September 30, 2020 and 2019	—

Schedule of weighted average restricted stock award date fair value information

The weighted average restricted stock award date fair value information for the year ended September 30, 2020 and 2019 follows:

2019
Non Vested at September 30, 2019 and 2018	$0.39
Awarded	—
Vested	0.39
Forfeited	—
Non Vested at September 30, 2020 and 2019	$—